Significant Accounting Policies (Details Narrative)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Depreciation method used	Declining balance method
Bottom of Range [member]
Statement Line Items [Line Items]
Rate of depreciation	20.00%
Top of Range [Member]
Statement Line Items [Line Items]
Rate of depreciation	30.00%